Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Spear Alpha ETF
Shareholder Report [Line Items]
Fund Name	Spear Alpha ETF
Class Name	Spear Alpha ETF
Trading Symbol	SPRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://spear-funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$111	0.75%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
•	Spear Alpha ETF (SPRX) was up 95.82% over the past year, outperforming the S&P 500® Total Return Index by 73.56% and the NASDAQ Composite Total Return Index by 66.39%.
•	The adoption of Artificial Intelligence (AI) particularly benefited the hardware segment of our portfolio, which saw an acceleration in spending.
•
While hardware remains the most significant opportunity, we are beginning to see greater differentiation across business models and are increasingly focused on products and services that address specific bottlenecks rather than provide broad exposure to the AI space.

•	We have also been increasingly focused on the orchestration layer—companies whose products and services enable more efficient and secure use of AI hardware.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2021)
Spear Alpha ETF NAV	95.82	24.30
S&P 500 TR	22.32	12.99
NASDAQ Composite Total Return Index	29.48	13.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://spear-funds.com/ for more recent performance information.
Net Assets	$ 268,370,478
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,098,578
Investment Company Portfolio Turnover	223.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$268,370,478
Number of Holdings	27
Net Advisory Fee	$1,098,578
Portfolio Turnover	223%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	58.9%
Industrial	13.8%
Communications	13.7%
Financial	6.3%
Cash & Other	7.3%

Top 10 Issuers	(%)
Astera Labs, Inc.	11.0%
KLA Corp.	8.8%
Coherent Corp.	8.4%
ARM Holdings PLC	7.2%
MKS, Inc.	6.8%
Cloudflare, Inc.	6.7%
Lam Research Corp.	5.0%
Terawulf, Inc.	4.4%
Applied Digital Corp.	4.2%
Nokia Oyj	3.9%

Updated Prospectus Web Address	https://spear-funds.com/